Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Abstract]
Software	$ 1,181,561	$ 1,192,788
Less: accumulated amortization	(669,821)	(558,133)
Intangible assets, net	$ 511,740	$ 634,655